Performance B.4.1. Share-based compensation - Cost of share based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	$ (52)	$ (29)	$ (17)
2019 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	0	0	3
2020 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	0	(3)	(3)
2021 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	(10)	(11)	(17)
2022 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	(10)	(15)	0
2023 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	$ (32)	$ 0	$ 0